Exhibit 3 - Quantitative information of concession services contracts (Tables)	12 Months Ended
Dec. 31, 2023
Exhibit 3. Quantitative information of concession services contracts
Concession

				Tender at
				the end of	Maintenance
				the	obligation for	Concession		Revenue
				contract	service condition	Asset		From Concession
Business line	Concession	Country	Maturity date	Y/N	Y/N	2023	2022	2023	2022
Intangible asset
	Consorcio Transmantaro	Peru	09.09.2053	Y	Y	6,374,904	7,917,103	1,265,674	1,545,733
Energy transmission	ISA REP	Peru	09.30.2032	Y	Y	1,317,431	1,770,315	779,025	695,577
	ISA Perú	Peru	04.30.2033	Y	Y	652,309	834,894	142,174	136,679
Total Peru						8,344,644	10,522,312	2,186,873	2,377,989
	ISA Bolivia	Bolivia	01.29.2039	Y	Y	42,488	55,073	32,148	31,490
Energy transmission	Sistemas Inteligentes en Red	Colombia	12.31.2025	Y	Y	1,337	2,021	24,356	17,871
Total concessions, asset intangible						8,388,469	10,579,406	2,243,377	2,427,350
Contractual Asset
	ISA CTEEP	Brazil	09.29.2052	Y	Y	15,502,876	16,497,745	3,979,957	2,824,587
	Interligação Elétrica Aguapeí	Brazil	08.11.2047	Y	Y	539,430	630,953	72,891	76,257
	Interligação Elétrica Itaquerê	Brazil	08.11.2047	Y	Y	507,600	578,080	63,240	66,770
	Interligação Elétrica Itaúnes	Brazil	02.10.2047	Y	Y	463,822	499,625	65,898	98,480
	Interligação Elétrica Biguaçu	Brazil	09.20.2048	Y	Y	412,584	467,150	47,142	148,383
	Interligação Elétrica Norte e Nordeste	Brazil	03.16.2038	Y	Y	420,774	454,544	58,531	56,872
	Interligação Elétrica JAGUAR 9	Brazil	10.15.2038	Y	Y	396,444	424,627	80,759	10,207
	Interligação Elétrica Serra Do Japi	Brazil	11.18.2039	Y	Y	367,545	419,762	49,604	65,004
Energy transmission	Interligação Elétrica de Minas Gerais	Brazil	03.20.2050	Y	Y	440,643	402,393	132,885	249,647
	Interligação Elétrica Tibagi	Brazil	08.11.2047	Y	Y	218,670	253,394	27,936	41,498
	Interligação Elétrica JAGUAR 6	Brazil	08.11.2047	Y	Y	184,741	232,475	12,125	1,797
	Evrecy Participações	Brazil	03.20.2050	Y	Y	325,208	260,969	121,998	154,202
	Interligação Elétrica Sul	Brazil	10.15.2038	Y	Y	186,642	206,437	31,256	22,131
	Interligação Elétrica Itapura	Brazil	09.20.2048	Y	Y	150,682	160,534	26,828	24,127
	Interligação Elétrica JAGUAR 8	Brazil	08.11.2047	Y	Y	108,798	102,270	33,834	2,128
	Interligação Elétrica Riacho Grande	Brazil	03.30.2051	Y	Y	158,384	98,546	81,210	40,281
	Interligação Elétrica Pinheiros	Brazil	10.15.2038	Y	Y	50,090	57,038	6,667	74,989
Total concession, Contractual asset						20,434,933	21,746,542	4,892,761	3,957,360

				Tender at
				the end of	Maintenance
				the	obligation for	Concession		Revenue
				contract	service condition	Asset		From Concession
Business line	Concession	Country	Maturity date	Y/N	Y/N	2023	2022	2023	2022
Financial asset
	ISA CTEEP	Brazil	12.31.2042	Y	Y	81,660	202,858	1,045,884	1,101,045
	Interligação Elétrica Aguapeí	Brazil	08.11.2047	Y	Y	7,225	16,914	14,563	24,091
	Interligação Elétrica Biguaçu	Brazil	09.20.2048	Y	Y	2,881	4,810	12,447	4,378
	Interligação Elétrica Serra Do Japi	Brazil	11.18.2039	Y	Y	2,947	4,604	8,049	8,599
	Interligação Elétrica Itaquerê	Brazil	08.11.2047	Y	Y	2,999	4,495	7,568	6,019
	Interligação Elétrica JAGUAR 9	Brazil	10.15.2038	Y	Y	12,051	4,216	16,016	54
	Interligação Elétrica Pinheiros	Brazil	10.15.2038	Y	Y	728	(3,423)	10,877	8,800
	Interligação Elétrica JAGUAR 6	Brazil	08.11.2047	Y	Y	1,263	2,842	2,165	210
Energy Transmission	Evrecy Participações	Brazil	03.20.2050	Y	Y	1,280	2,327	7,144	7,381
	Interligação Elétrica Sul	Brazil	10.15.2038	Y	Y	1,795	2,289	3,389	2,606
	Interligação Elétrica Itapura	Brazil	09.20.2048	Y	Y	1,735	2,062	7,398	8,358
	Interligação Elétrica de Minas Gerais	Brazil	03.20.2050	Y	Y	3,963	1,659	6,589	3,271
	Interligação Elétrica Norte e Nordeste	Brazil	03.16.2038	Y	Y	3,655	1,610	1,627	3,775
	Interligação Elétrica JAGUAR 8	Brazil	08.11.2047	Y	Y	896	1,388	658	(148)
	Interligação Elétrica Itaúnas S.A.	Brazil	09.20.2048	Y	Y	5,055	—	6,647	—
	Interligação Elétrica Tibagi	Brazil	08.11.2047	Y	Y	(1,347)	1,298	4,104	161
Total Brazil						128,786	249,949	1,155,125	1,178,600
	Ruta del Maipo	Chile	04.30.2035	Y	Y	6,281,734	7,780,753	901,306	894,934
	Ruta del LOA	Chile	04.30.2049	Y	Y	1,160,000	873,447	528,219	383,348
Roads	Ruta de la Araucanía	Chile	10.31.2026	Y	Y	344,439	665,364	269,324	340,629
	Ruta de los Ríos	Chile	03.31.2026	Y	Y	62,050	218,555	252,171	264,966
	Ruta del Bosque	Chile	02.28.2023	Y	Y	—	31,667	19,561	146,563
	Ruta del Maule	Chile	03.31.2021	Y	Y	—	—	—	—
Total Chile:						7,848,223	9,569,786	1,970,581	2,030,440
Roads	Ruta Costera	Colombia	02.28.2042	Y	Y	1,965,912	2,276,022	27,327	51,189
Total Colombia						1,965,912	2,276,022	27,327	51,189
Total concessions, financial asset						9,942,921	12,095,757	3,153,033	3,260,229
Total concessions						38,766,323	44,421,705	10,289,171	9,644,939